Accessor Funds, Inc.

                          Supplement dated May 19, 2008
                To Advisor Class Prospectus dated April 29, 2008


This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meaning set forth in the prospectus.


NOT FDIC INSURED           NO BANK GUARANTEE         MAY LOSE VALUE

================================================================================

CHANGES TO THE MONEY MANAGER FOR THE INTERMEDIATE FIXED-INCOME FUND AND SHORT-INTERMEDIATE FIXED-INCOME FUND

Effective May 19, 2008, the Money Manager for the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund has been changed. The new Money Manager will be Pacific Investment Management Company LLC ("PIMCO"). PIMCO replaces Cypress Asset Management. The following changes are noted to the prospectus:

IN THE INTERMEDIATE FIXED-INCOME FUND DETAILS, THE PRINCIPAL INVESTMENT STRATEGIES SECTION ON PAGE 18 IS RESTATED IN ITS ENTIRETY AS FOLLOWS:

PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 80% of its assets in fixed-income securities. This policy may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager, Pacific Investment Management Company ("PIMCO"). The Fund will normally seek to have a dollar-weighted average portfolio duration of between three and eight years and normally invests in securities so that the Fund's duration does not vary more or less than 20% from that of the Fund's benchmark, the Lehman Brothers Government/Credit Index (the "LBGC Index"). See Appendix A for additional information about the index. The Fund invests principally in debt securities rated A or higher by S&P or Moody's at the time of purchase. The Fund may invest up to 20% of its net assets in securities rated BBB by S&P or Baa by Moody's and up to 5% of its net assets in securities rated BB by S&P or Ba by Moody's or debt securities unrated but judged to be of comparable quality by the Money Manager. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

The portfolio construction of individual portfolios is led by PIMCO's portfolio management group. The structure of this group resembles a hub and spoke system, with seven senior generalist portfolio managers comprising the hub and a group of sector specialists the spokes. PIMCO assigns a generalist portfolio manager to each account. It is the generalist's responsibility to see that all portfolios are structured to reflect the model portfolio defined by the PIMCO Investment Committee. Generalists are given some latitude in terms of timing and issue selection, but are required to keep portfolio characteristics within a moderate range around model targets. Generalists receive input and strategic ideas from sector specialist teams that cover every segment of the fixed income universe.

PIMCO's investment process includes both top-down and bottom-up decision-making. Bottom-up security selection is an important aspect of portfolio construction. Sector specialists are charged with determining relative value within their sectors and play a key role in security selection. An important resource for the sector specialists is PIMCO's staff of highly seasoned analysts who conduct independent security analysis. PIMCO also utilizes an extensive library of proprietary analytical software to help quantify risks and relative value in different securities.

The top-down analysis is formalized during the "Secular Forum," during which PIMCO establishes their outlook for global bond markets over the next three to five years. Selected members of the investment staff are assigned secular topics to monitor, including monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc. This outlook is then supplemented by a quarterly economic forum which is used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

IN THE SHORT-INTERMEDIATE FIXED-INCOME FUND, THE PRINCIPAL INVESTMENT STRATEGIES SECTION ON PAGE 20 IS RESTATED IN ITS ENTIRETY AS FOLLOWS:

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets in fixed-income securities. This policy may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager, Pacific Investment Management Company ("PIMCO"). The Fund will normally seek to have a dollar-weighted average portfolio duration of not less than two years nor more than five years and normally invests in securities so that the Fund's duration does not vary more or less than 20% from that of the Fund's benchmark, the Lehman Brothers Government/Credit 1-5 Year Index (the "LBGC 1-5 Index"). See Appendix A for additional information about the index. The Fund may also invest up to 20% of the Fund's net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of the Fund's net assets in securities rated BB by S&P or Ba by Moody's, or debt securities that are unrated but judged to be of comparable quality by the Money Manager. The Fund invests principally in debt securities with durations between one and five years and rated A or higher by S&P or Moody's at the time of purchase. The Money Manager will also seek to enhance returns through the use of certain trading strategies such as purchasing odd lot securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

The portfolio construction of individual portfolios is led by PIMCO's portfolio management group. The structure of this group resembles a hub and spoke system, with seven senior generalist portfolio managers comprising the hub and a group of sector specialists the spokes. PIMCO assigns a generalist portfolio manager to each account. It is the generalist's responsibility to see that all portfolios are structured to reflect the model portfolio defined by the PIMCO Investment Committee. Generalists are given some latitude in terms of timing and issue selection, but are required to keep portfolio characteristics within a moderate range around model targets. Generalists receive input and strategic ideas from sector specialist teams that cover every segment of the fixed income universe.

PIMCO's investment process includes both top-down and bottom-up decision-making. Bottom-up security selection is an important aspect of portfolio construction. Sector specialists are charged with determining relative value within their sectors and play a key role in security selection. An important resource for the sector specialists is PIMCO's staff of highly seasoned analysts who conduct independent security analysis. PIMCO also utilizes an extensive library of proprietary analytical software to help quantify risks and relative value in different securities.

The top-down analysis is formalized during the "Secular Forum," during which PIMCO establishes their outlook for global bond markets over the next three to five years. Selected members of the investment staff are assigned secular topics to monitor, including monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc. This outlook is then supplemented by a quarterly economic forum which is used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

CHANGES TO FUND EXPENSES. THE ANNUAL OPERATING EXPENSES ON PAGE 43 FOR THE INTERMEDIATE FIXED-INCOME FUND AND SHORT-INTERMEDIATE FIXED-INCOME FUND ARE RESTATED AS FOLLOWS:

                                        Intermediate         Short-Intermediate
                                        Fixed-Income           Fixed-Income
--------------------------------------------------------------------------------
Management Fee                              0.58%               0.58%
Distribution and Service Fee                none                none
Other Expenses                              0.31%               0.31%
                                            -----               -----
Total Annual Fund Operating Expenses        0.89%               0.82%

THE ANNUAL OPERATING EXPENSES ON PAGE 44 FOR THE INCOME ALLOCATION FUND, INCOME & GROWTH ALLOCATION FUND, BALANCED ALLOCATION FUND, GROWTH & INCOME ALLOCATION FUND AND GROWTH ALLOCATION FUND ARE RESTATED AS FOLLOWS:



                                             Income                         Growth
                                Income       & Growth        Balanced       & Income          Growth
                                Allocation   Allocation      Allocation     Allocation        Allocation

Management Fee                  0.10%        0.10%           0.10%          0.10%             0.10%
Distribution and Service Fee    None         None            None           None              None
Other Expenses                  0.19%        0.14%           0.08%          0.08%             0.08%
Acquired Funds Fees and         0.79%        0.98%           1.04%          1.08%             1.16%
Expenses/2                      -----        -----           -----          -----             -----
Total Annual Fund Operating     1.08%        1.22%           1.22%          1.26%             1.34%
Expenses/2

-------------------------------------------------------------------------------
2/ Acquired Funds Fees and Expenses are based on the estimated fees and expenses for the Underlying Funds and the Accessor Strategic Alternatives Fund. The Acquired Funds Fees and Expenses include the estimated dividend expenses on short sales for the Small to Mid Cap Fund. When the Small to Mid Cap Fund sells a security short, the Fund borrows the security to deliver to a buyer. The Fund is obligated to pay any dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the dividend as an expense. Dividend expenses are not fees charged to shareholders by the Fund or any Fund service provider but are similar to finance charges incurred by the Fund in borrowing transactions. Excluding the effect of expense attributable to dividends on short positions, the Fund's total annual operating expenses were as set forth below. Please refer to the table in the "Fund Expenses" section for details on the estimated Total Annual Fund Operating Expenses including the effect of expenses attributable to dividends on short positions.



                                             Income                         Growth
                                Income       & Growth        Balanced       & Income          Growth
                                Allocation   Allocation      Allocation     Allocation        Allocation



Total Annual Fund Operating     1.08%      1.20%             1.20%          1.23%             1.31%
Expenses Excluding Effect on
Dividend Expenses on Short
Sales

THE EXPENSE EXAMPLE ON PAGE 44 IS RESTATED FOR THE INTERMEDIATE FIXED-INCOME FUND AND SHORT-INTERMEDIATE FIXED-INCOME FUND AND THE ALLOCATION FUNDS AS
FOLLOWS:

                                One Year         Three Years         Five Years         Ten Years

Intermediate Fixed-Income          $91                $284             $493              $1,096
Short-Intermediate Fixed-Income     84                 262              455               1,014

Income Allocation                 $110                 343              595               1,317
Growth & Income Allocation         124                 387              670               1,477
Balanced Allocation                124                 387              670               1,477
Growth & Income Allocation         128                 400              692               1,523
Growth Allocation                  136                 425              734               1,613

UNDER THE HEADING "MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE," THE SECTION "CYPRESS ASSET MANAGEMENT" ON PAGE 63 IS RESTATED IN ITS ENTIRETY AS FOLLOWS:

Money Manager Pacific Investment Management Company LLC (PIMCO), 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660

PIMCO has managed the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund since May 19, 2008. PIMCO* was founded in Newport Beach, California in 1971. PIMCO is one of the world's largest fixed income managers, with a presence in every major global bond market. PIMCO started as a subsidiary of Pacific Life Insurance Company to manage separate accounts for institutional clients. Today, the PIMCO Group's global client base is served from offices in New York, Singapore, Tokyo, London, Sydney, Munich, Toronto, Hong Kong, and Newport Beach. PIMCO has approximately $746,301 million in assets under management as of December 31, 2007.
* Includes PIMCO's global affiliates, as appropriate.

PIMCO's fixed income portfolio group works on a team or consensus basis, so all accounts with similar objectives will have similar structures. The group's structure can best be described as a hub and spoke system, with seven senior generalist portfolio managers being the hub, receiving input from many specialists. The sector specialists relay information, provide strategic ideas and trading strategies and assist with execution. One generalist is assigned to each of PIMCO's accounts. Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the Funds. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO's investment strategy group. He joined PIMCO in 1980. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has twenty-nine years of investment experience and holds a bachelor's degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business.

The Statement of Additional Information provides additional information about the compensation of the portfolio manager, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager's services, each Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly, at the annual rate of 0.25% of the aggregate daily net assets of each Fund.

Prior to PIMCO, the Money Manager was Cypress Asset Management ("Cypress"), 26607 Carmel Center Place, Carmel, CA, from September 21, 1998 through May 18, 2008. As compensation for Cypress' service, from June 1, 2007 through May 18, 2008, each Fund agreed to pay Cypress a fee, computed daily and paid quarterly at the annual rate of 0.15% of the aggregate daily net assets of each Fund. Prior to June 1, 2007, Cypress was paid an annual fee of 0.10% of the aggregate daily net assets of each Fund.

                              Accessor Funds, Inc.

                          Supplement dated May 19, 2008
                To Investor Class Prospectus dated April 29, 2008


This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meaning set forth in the prospectus.


NOT FDIC INSURED           NO BANK GUARANTEE         MAY LOSE VALUE

===============================================================================

CHANGES TO THE MONEY MANAGER FOR THE INTERMEDIATE FIXED-INCOME FUND AND SHORT-INTERMEDIATE FIXED-INCOME FUND

Effective May 19, 2008, the Money Manager for the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund has been changed. The new Money Manager will be Pacific Investment Management Company ("PIMCO"). PIMCO replaces Cypress Asset Management. The following changes are noted to the prospectus:

IN THE INTERMEDIATE FIXED-INCOME FUND DETAILS, THE PRINCIPAL INVESTMENT STRATEGIES SECTION ON PAGE 18 IS RESTATED IN ITS ENTIRETY AS FOLLOWS:

PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 80% of its assets in fixed-income securities. This policy may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager, Pacific Investment Management Company ("PIMCO"). The Fund will normally seek to have a dollar-weighted average portfolio duration of between three and eight years and normally invests in securities so that the Fund's duration does not vary more or less than 20% from that of the Fund's benchmark, the Lehman Brothers Government/Credit Index (the "LBGC Index"). See Appendix A for additional information about the index. The Fund invests principally in debt securities rated A or higher by S&P or Moody's at the time of purchase. The Fund may invest up to 20% of its net assets in securities rated BBB by S&P or Baa by Moody's and up to 5% of its net assets in securities rated BB by S&P or Ba by Moody's or debt securities unrated but judged to be of comparable quality by the Money Manager. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

The portfolio construction of individual portfolios is led by PIMCO's portfolio management group. The structure of this group resembles a hub and spoke system, with seven senior generalist portfolio managers comprising the hub and a group of sector specialists the spokes. PIMCO assigns a generalist portfolio manager to each account. It is the generalist's responsibility to see that all portfolios are structured to reflect the model portfolio defined by the PIMCO Investment Committee. Generalists are given some latitude in terms of timing and issue selection, but are required to keep portfolio characteristics within a moderate range around model targets. Generalists receive input and strategic ideas from sector specialist teams that cover every segment of the fixed income universe.

PIMCO's investment process includes both top-down and bottom-up decision-making. Bottom-up security selection is an important aspect of portfolio construction. Sector specialists are charged with determining relative value within their sectors and play a key role in security selection. An important resource for the sector specialists is PIMCO's staff of highly seasoned analysts who conduct independent security analysis. PIMCO also utilizes an extensive library of proprietary analytical software to help quantify risks and relative value in different securities.

The top-down analysis is formalized during the "Secular Forum," during which PIMCO establishes their outlook for global bond markets over the next three to five years. Selected members of the investment staff are assigned secular topics to monitor, including monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc. This outlook is then supplemented by a quarterly economic forum which is used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

In the Short-Intermediate Fixed-Income Fund, the Principal Investment Strategies section on page 20 is restated in its entirety as follows:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in fixed-income securities. This policy may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager, Pacific Investment Management Company ("PIMCO"). The Fund will normally seek to have a dollar-weighted average portfolio duration of not less than two years nor more than five years and normally invests in securities so that the Fund's duration does not vary more or less than 20% from that of the Fund's benchmark, the Lehman Brothers Government/Credit 1-5 Year Index (the "LBGC 1-5 Index"). See Appendix A for additional information about the index. The Fund may also invest up to 20% of the Fund's net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of the Fund's net assets in securities rated BB by S&P or Ba by Moody's, or debt securities that are unrated but judged to be of comparable quality by the Money Manager. The Fund invests principally in debt securities with durations between one and five years and rated A or higher by S&P or Moody's at the time of purchase. The Money Manager will also seek to enhance returns through the use of certain trading strategies such as purchasing odd lot securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

The portfolio construction of individual portfolios is led by PIMCO's portfolio management group. The structure of this group resembles a hub and spoke system, with seven senior generalist portfolio managers comprising the hub and a group of sector specialists the spokes. PIMCO assigns a generalist portfolio manager to each account. It is the generalist's responsibility to see that all portfolios are structured to reflect the model portfolio defined by the PIMCO Investment Committee. Generalists are given some latitude in terms of timing and issue selection, but are required to keep portfolio characteristics within a moderate range around model targets. Generalists receive input and strategic ideas from sector specialist teams that cover every segment of the fixed income universe.

PIMCO's investment process includes both top-down and bottom-up decision-making. Bottom-up security selection is an important aspect of portfolio construction. Sector specialists are charged with determining relative value within their sectors and play a key role in security selection. An important resource for the sector specialists is PIMCO's staff of highly seasoned analysts who conduct independent security analysis. PIMCO also utilizes an extensive library of proprietary analytical software to help quantify risks and relative value in different securities.

The top-down analysis is formalized during the "Secular Forum," during which PIMCO establishes their outlook for global bond markets over the next three to five years. Selected members of the investment staff are assigned secular topics to monitor, including monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc. This outlook is then supplemented by a quarterly economic forum which is used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

CHANGES TO FUND EXPENSES. THE ANNUAL OPERATING EXPENSES ON PAGE 43 FOR THE INTERMEDIATE FIXED-INCOME FUND AND SHORT-INTERMEDIATE FIXED-INCOME FUND ARE RESTATED AS FOLLOWS:

-------------------------------------------------------------------------------
                                    Intermediate            Short-Intermediate
                                    Fixed-Income              Fixed-Income
--------------------------------------------------------------------------------
Management Fee                              0.58%             0.58%
Distribution and Service Fee                0.25%             0.25%
Other Expenses                              0.56%             0.46%
                                            -----             -----
Total Annual Fund Operating Expenses        1.39%             1.29%

THE ANNUAL OPERATING EXPENSES ON PAGE 44 FOR THE INCOME ALLOCATION FUND, INCOME & GROWTH ALLOCATION FUND, BALANCED ALLOCATION FUND, GROWTH & INCOME ALLOCATION FUND AND GROWTH ALLOCATION FUND ARE RESTATED AS FOLLOWS:


                                             Income &
                                Income       Growth          Balanced       Growth & Income   Growth
                                Allocation   Allocation      Allocation     Allocation        Allocation

Management Fee                  0.10%        0.10%           0.10%          0.10%             0.10%
Distribution and Service Fee    0.25%        0.25%           0.25%          0.25%             0.25%
Other Expenses                  0.44%        0.39%           0.33%          0.33%             0.33%
Acquired Funds Fees and         0.79%        0.98%           1.04%          1.08%             1.16%
Expenses/2                      ----         ----            ----           ----              ----
Total Annual Fund Operating
Expenses/2                      1.58%        1.72%           1.72%          1.76%             1.84%

--------------------------------------------------------------------------------
2/ Acquired Funds Fees and Expenses are based on the estimated fees and expenses for the Underlying Funds and the Accessor Strategic Alternatives Fund. The Acquired Funds Fees and Expenses include the estimated dividend expenses on short sales for the Small to Mid Cap Fund. When the Small to Mid Cap Fund sells a security short, the Fund borrows the security to deliver to a buyer. The Fund is obligated to pay any dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the dividend as an expense. Dividend expenses are not fees charged to shareholders by the Fund or any Fund service provider but are similar to finance charges incurred by the Fund in borrowing transactions. Excluding the effect of expense attributable to dividends on short positions, the Fund's total annual operating expenses were as set forth below. Please refer to the table in the "Fund Expenses" section for details on the estimated Total Annual Fund Operating Expenses including the effect of expenses attributable to dividends on short positions.


                                Income     Income & Growth   Balanced       Growth & Income   Growth
                                Allocation Allocation        Allocation     Allocation        Allocation

Total Annual Fund Operating     1.58%      1.70%             1.70%          1.73%             1.81%
Expenses Excluding Effect on
Dividend Expenses on Short
Sales

THE EXPENSE EXAMPLE ON PAGE 44 IS RESTATED FOR THE INTERMEDIATE FIXED-INCOME FUND AND SHORT-INTERMEDIATE FIXED-INCOME FUND AND THE ALLOCATION FUNDS AS
FOLLOWS:


                                    One Year       Three Years       Five Years        Ten Years


Intermediate Fixed-Income             $142            $440             $761              $1,669
Short-Intermediate Fixed-Income       $131            $409             $708              $1,556

Income Allocation                     $161            $499             $860              $1,878
Growth & Income Allocation             175             542              933               2,030
Balanced Allocation                    175             542              933               2,030
Growth & Income Allocation             179             554              954               2,073
Growth Allocation                      187             579              995               2,159



UNDER THE HEADING "MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE," THE SECTION "CYPRESS ASSET MANAGEMENT" ON PAGE 63 IS RESTATED IN ITS ENTIRETY AS FOLLOWS:

Money Manager Pacific Investment Management Company LLC (PIMCO), 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660

PIMCO has managed the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund since May 19, 2008. PIMCO* was founded in Newport Beach, California in 1971. PIMCO is one of the world's largest fixed income managers, with a presence in every major global bond market. PIMCO started as a subsidiary of Pacific Life Insurance Company to manage separate accounts for institutional clients. Today, the PIMCO Group's global client base is served from offices in New York, Singapore, Tokyo, London, Sydney, Munich, Toronto, Hong Kong, and Newport Beach. PIMCO has approximately $746,301 million in assets under management as of December 31, 2007.
* Includes PIMCO's global affiliates, as appropriate.

PIMCO's fixed income portfolio group works on a team or consensus basis, so all accounts with similar objectives will have similar structures. The group's structure can best be described as a hub and spoke system, with seven senior generalist portfolio managers being the hub, receiving input from many specialists. The sector specialists relay information, provide strategic ideas and trading strategies and assist with execution. One generalist is assigned to each of PIMCO's accounts. Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the Funds. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO's investment strategy group. He joined PIMCO in 1980. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has twenty-nine years of investment experience and holds a bachelor's degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business.

The Statement of Additional Information provides additional information about the compensation of the portfolio manager, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager's services, each Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly, at the annual rate of 0.25% of the aggregate daily net assets of each Fund.

Prior to PIMCO, the Money Manager was Cypress Asset Management ("Cypress"), 26607 Carmel Center Place, Carmel, CA, from September 21, 1998 through May 18, 2008. As compensation for Cypress' service, from June 1, 2007 through May 18, 2008, each Fund agreed to pay Cypress a fee, computed daily and paid quarterly at the annual rate of 0.15% of the aggregate daily net assets of each Fund. Prior to June 1, 2007, Cypress was paid an annual fee of 0.10% of the aggregate daily net assets of each Fund.

                              Accessor Funds, Inc.

                          Supplement dated May 19, 2008
              To A Class & C Class Prospectus dated April 29, 2008


This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meaning set forth in the prospectus.


NOT FDIC INSURED           NO BANK GUARANTEE         MAY LOSE VALUE

================================================================================

CHANGES TO THE MONEY MANAGER FOR THE INTERMEDIATE FIXED-INCOME FUND AND SHORT-INTERMEDIATE FIXED-INCOME FUND

Effective May 19, 2008, the Money Manager for the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund has been changed. The new Money Manager will be Pacific Investment Management Company ("PIMCO"). PIMCO replaces Cypress Asset Management. The following changes are noted to the prospectus:

IN THE INTERMEDIATE FIXED-INCOME FUND DETAILS, THE PRINCIPAL INVESTMENT STRATEGIES SECTION ON PAGE 18 IS RESTATED IN ITS ENTIRETY AS FOLLOWS:

PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 80% of its assets in fixed-income securities. This policy may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager, Pacific Investment Management Company ("PIMCO"). The Fund will normally seek to have a dollar-weighted average portfolio duration of between three and eight years and normally invests in securities so that the Fund's duration does not vary more or less than 20% from that of the Fund's benchmark, the Lehman Brothers Government/Credit Index (the "LBGC Index"). See Appendix A for additional information about the index. The Fund invests principally in debt securities rated A or higher by S&P or Moody's at the time of purchase. The Fund may invest up to 20% of its net assets in securities rated BBB by S&P or Baa by Moody's and up to 5% of its net assets in securities rated BB by S&P or Ba by Moody's or debt securities unrated but judged to be of comparable quality by the Money Manager. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

The portfolio construction of individual portfolios is led by PIMCO's portfolio management group. The structure of this group resembles a hub and spoke system, with seven senior generalist portfolio managers comprising the hub and a group of sector specialists the spokes. PIMCO assigns a generalist portfolio manager to each account. It is the generalist's responsibility to see that all portfolios are structured to reflect the model portfolio defined by the PIMCO Investment Committee. Generalists are given some latitude in terms of timing and issue selection, but are required to keep portfolio characteristics within a moderate range around model targets. Generalists receive input and strategic ideas from sector specialist teams that cover every segment of the fixed income universe.

PIMCO's investment process includes both top-down and bottom-up decision-making. Bottom-up security selection is an important aspect of portfolio construction. Sector specialists are charged with determining relative value within their sectors and play a key role in security selection. An important resource for the sector specialists is PIMCO's staff of highly seasoned analysts who conduct independent security analysis. PIMCO also utilizes an extensive library of proprietary analytical software to help quantify risks and relative value in different securities.

The top-down analysis is formalized during the "Secular Forum," during which PIMCO establishes their outlook for global bond markets over the next three to five years. Selected members of the investment staff are assigned secular topics to monitor, including monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc. This outlook is then supplemented by a quarterly economic forum which is used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

IN THE SHORT-INTERMEDIATE FIXED-INCOME FUND, THE PRINCIPAL INVESTMENT STRATEGIES SECTION ON PAGE 20 IS RESTATED IN ITS ENTIRETY AS FOLLOWS:

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets in fixed-income securities. This policy may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager, Pacific Investment Management Company ("PIMCO"). The Fund will normally seek to have a dollar-weighted average portfolio duration of not less than two years nor more than five years and normally invests in securities so that the Fund's duration does not vary more or less than 20% from that of the Fund's benchmark, the Lehman Brothers Government/Credit 1-5 Year Index (the "LBGC 1-5 Index"). See Appendix A for additional information about the index. The Fund may also invest up to 20% of the Fund's net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of the Fund's net assets in securities rated BB by S&P or Ba by Moody's, or debt securities that are unrated but judged to be of comparable quality by the Money Manager. The Fund invests principally in debt securities with durations between one and five years and rated A or higher by S&P or Moody's at the time of purchase. The Money Manager will also seek to enhance returns through the use of certain trading strategies such as purchasing odd lot securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

The portfolio construction of individual portfolios is led by PIMCO's portfolio management group. The structure of this group resembles a hub and spoke system, with seven senior generalist portfolio managers comprising the hub and a group of sector specialists the spokes. PIMCO assigns a generalist portfolio manager to each account. It is the generalist's responsibility to see that all portfolios are structured to reflect the model portfolio defined by the PIMCO Investment Committee. Generalists are given some latitude in terms of timing and issue selection, but are required to keep portfolio characteristics within a moderate range around model targets. Generalists receive input and strategic ideas from sector specialist teams that cover every segment of the fixed income universe.

PIMCO's investment process includes both top-down and bottom-up decision-making. Bottom-up security selection is an important aspect of portfolio construction. Sector specialists are charged with determining relative value within their sectors and play a key role in security selection. An important resource for the sector specialists is PIMCO's staff of highly seasoned analysts who conduct independent security analysis. PIMCO also utilizes an extensive library of proprietary analytical software to help quantify risks and relative value in different securities.

The top-down analysis is formalized during the "Secular Forum," during which PIMCO establishes their outlook for global bond markets over the next three to five years. Selected members of the investment staff are assigned secular topics to monitor, including monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc. This outlook is then supplemented by a quarterly economic forum which is used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

Changes to Fund Expenses. The Annual Operating Expenses on page 43 for the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund are restated as follows:

--------------------------------------------------------------------------------
                                    Intermediate        Short-Intermediate
                                    Fixed-Income        Fixed-Income
--------------------------------------------------------------------------------
                                    C Class             A Class         C Class
--------------------------------------------------------------------------------
Management Fee                        0.58%             0.58%           0.58%
Distribution and Service Fee          1.00%             0.25%           1.00%
Other Expenses                        0.24%             0.26%           0.22%
                                      -----             -----           -----
Total Annual Fund Operating Expenses  1.82%             1.09%           1.80%


THE ANNUAL OPERATING EXPENSES ON PAGE 44 FOR THE INCOME ALLOCATION FUND, INCOME & GROWTH ALLOCATION FUND, BALANCED ALLOCATION FUND, GROWTH & INCOME ALLOCATION FUND AND GROWTH ALLOCATION FUND ARE RESTATED AS FOLLOWS:


============================================================================================================
                               Income Allocation        Income & Growth Allocation   Balanced Allocation
                               A Class        C Class    A Class         C Class      A Class       C Class
============================================================================================================
Management Fee                 0.10%          0.10%      0.10%           0.10%        0.10%         0.10%
Distribution and Service Fee   0.25%          1.00%      0.35%           1.00%        0.35%         1.00%
Other Expenses                 0.22%          0.19%      0.14%           0.14%        0.09%         0.08%
Acquired Funds Fees and        0.79%          0.79%      0.98%           0.98%        1.04%         1.04%
Expenses/2
                               -----          -----      -----           -----        -----         -----
Total Annual Fund Operating
Expenses/2                     1.36%          2.08%      1.57%           2.22%        1.58%         2.22%

============================================================================================================
                                Growth & Income Allocation       Growth Allocation
                                A Class           C Class        A Class         C Class
============================================================================================================
Management Fee                  0.10%             0.10%          0.10%           0.10%
Distribution and Service Fee    0.35%             1.00%          0.35%           1.00%
Other Expenses                  0.08%             0.08%          0.08%           0.08%
Acquired Funds Fees and         1.08%             1.08%          1.16%           1.16%
Expenses/2
                                -----             -----          -----           -----
Total Annual Fund Operating
Expenses/2                      1.61%             2.26%          1.69%           2.34%

------------------------------------------------------------------------------------------------------------


2/ Acquired Funds Fees and Expenses are based on the estimated fees and expenses for the Underlying Funds and the Accessor Strategic Alternatives Fund. The Acquired Funds Fees and Expenses include the estimated dividend expenses on short sales for the Small to Mid Cap Fund. When the Small to Mid Cap Fund sells a security short, the Fund borrows the security to deliver to a buyer. The Fund is obligated to pay any dividend declared during the period in which the Fund maintains the short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the dividend as an expense. Dividend expenses are not fees charged to shareholders by the Fund or any Fund service provider but are similar to finance charges incurred by the Fund in borrowing transactions. Excluding the effect of expense attributable to dividends on short positions, the Fund's total annual operating expenses were as set forth below. Please refer to the table in the "Fund Expenses" section for details on the estimated Total Annual Fund Operating Expenses including the effect of expenses attributable to dividends on short positions.



TOTAL ANNUAL FUND OPERATING EXPENSES EXCLUDING EFFECT ON DIVIDEND EXPENSES ON SHORT SALES
                        Income & Growth    Balanced          Growth & Income
Income Allocation       Allocation         Allocation        Allocation          Growth Allocation
A Class      C Class   A Class   C Class  A Class   C Class   A Class   C Class  A Class   C Class

1.36%        2.08%     1.55%     2.20%    1.56%     2.20%     1.58%     2.23%    1.66%     2.31%

THE EXPENSE EXAMPLE ON PAGE 45 IS RESTATED FOR THE INTERMEDIATE FIXED-INCOME FUND AND SHORT-INTERMEDIATE FIXED-INCOME FUND AND THE ALLOCATION FUNDS AS
FOLLOWS:

                  One Year          Three Years               Five Years                Ten Years
                 A Class     C Class    A Class     C Class    A Class     C Class    A Class     C Class

Intermediate        N/A        $285        N/A        $573        N/A        $985        N/A      $2,137
Fixed-Income
Short-Intermediate  581         283        805         566      1,047         975      1,741       2,116
Fixed-Income

Income             $607        $311       $885        $652     $1,184      $1,119      2,032       2,410
Allocation
Growth &            726         325      1,042         694      1,381       1,190      2,335       2,554
Income
Allocation
Balanced            726         325      1,045         694      1,386       1,190      2,345       2,554
Allocation
Growth &            729         329      1,054         706      1,401       1,210      2,376       2,595
Income
Allocation
Growth              737         337      1,077         730      1,440       1,250      2,458       2,676
Allocation


You would pay the following expenses for C Class Shares if you did not redeem your shares:

                                          One Year     Three Years     Five Years    Ten Years


Intermediate Fixed-Income                      $185          $573            $985        $2,137
Short-Intermediate Fixed-Income                 183           566             975         2,116

Income Allocation                              $211          $652          $1,119        $2,410
Growth & Income Allocation                      225           694           1,190         2,554
Balanced Allocation                             225           694           1,190         2,554
Growth & Income Allocation                      229           706           1,210         2,595
Growth Allocation                               237           730           1,250         2,676

UNDER THE HEADING "MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE," THE SECTION "CYPRESS ASSET MANAGEMENT" ON PAGE 63 IS RESTATED IN ITS ENTIRETY AS FOLLOWS:

Money Manager Pacific Investment Management Company LLC (PIMCO), 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660

PIMCO has managed the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund since May 19, 2008. PIMCO* was founded in Newport Beach, California in 1971. PIMCO is one of the world's largest fixed income managers, with a presence in every major global bond market. PIMCO started as a subsidiary of Pacific Life Insurance Company to manage separate accounts for institutional clients. Today, the PIMCO Group's global client base is served from offices in New York, Singapore, Tokyo, London, Sydney, Munich, Toronto, Hong Kong, and Newport Beach. PIMCO has approximately $746,301 million in assets under management as of December 31, 2007.
* Includes PIMCO's global affiliates, as appropriate.

PIMCO's fixed income portfolio group works on a team or consensus basis, so all accounts with similar objectives will have similar structures. The group's structure can best be described as a hub and spoke system, with seven senior generalist portfolio managers being the hub, receiving input from many specialists. The sector specialists relay information, provide strategic ideas and trading strategies and assist with execution. One generalist is assigned to each of PIMCO's accounts. Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the Funds. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO's investment strategy group. He joined PIMCO in 1980. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has twenty-nine years of investment experience and holds a bachelor's degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business.

The Statement of Additional Information provides additional information about the compensation of the portfolio manager, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager's services, each Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly, at the annual rate of 0.25% of the aggregate daily net assets of each Fund.

Prior to PIMCO, the Money Manager was Cypress Asset Management ("Cypress"), 26607 Carmel Center Place, Carmel, CA, from September 21, 1998 through May 18, 2008. As compensation for Cypress' service, from June 1, 2007 through May 18, 2008, each Fund agreed to pay Cypress a fee, computed daily and paid quarterly at the annual rate of 0.15% of the aggregate daily net assets of each Fund. Prior to June 1, 2007, Cypress was paid an annual fee of 0.10% of the aggregate daily net assets of each Fund.

                         Supplement dated May 19, 2008
                     to Statement of Additional Information
                              dated April 29, 2008

Effective May 19, 2008, the Money Manager for the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund is changed to Pacific Investment Management Company LLC. All references to Cypress Asset Management as the Money Manager of the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund are replaced with Pacific Investment Management Company LLC. The following specific changes are noted in the Statement of Additional
Information:

On Page 65, the following is inserted as the second paragraph:

Pacific Investment Management Company LLC ("PIMCO"), is a Delaware limited liability company founded in Newport Beach, California in 1971. In 2000, PIMCO was acquired by Allianz SE, a large global financial services company based in Germany. PIMCO operates as a separate and autonomous subsidiary of Allianz. PIMCO is majority owned by Allianz Global Investors of America L.P., a Delaware limited partnership, and minority owned by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by the current managing directors and certain executive management of PIMCO. The sole general partner of Allianz Global Investors of America L.P. is Allianz-PacLife Partners LLC, a Delaware limited liability company whose sole member is Allianz Global Investors U.S. Holding LLC, a Delaware limited liability company. The sole member of Allianz Global Investors U.S. Holding LLC is Allianz Global Investors of America LLC, which has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Global Investors of America Holdings Inc., a Delaware corporation which owns a 0.1% managing interest. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is owned 25.53% by Allianz-Argos 6 Vermogensverwaltungesgesellschaft mbH and 74.47% by Allianz SE. Allianz-Argos 6 Vermogensverwaltungesgesellschaft mbH is wholly-owned by Allianz Finanzbeteiligungs GmbH which is wholly owned by Allianz SE. Allianz SE indirectly holds a controlling interest in Allianz Global Investors of America LP. Allianz SE is a European-based, multinational insurance and financial services holding company. PIMCO may from time to time manage assets for Allianz SE and other direct and indirect equity holders in Allianz Global Investors of America LP. These amounts may from time to time be material to PIMCO's investment advisory business. PIMCO is one of the world's largest fixed-income managers, with a presence in every major global bond market. PIMCO started as a subsidiary of Pacific Life Insurance Company to manage separate accounts for institutional clients. Today, the PIMCO Group's global client base is served from offices in New York, Singapore, Tokyo, London, Sydney, Munich, Toronto, Hong Kong, and Newport Beach. As of December 31, 2007, PIMCO and its global affiliates had approximately $746,301 million in assets under management.

On page 66, the Table in the Money Manager Fees section is restated as follows:

FUND                                     ANNUALIZED ASSET BASED FEE
High Yield Bond                           0.25%
Intermediate Fixed-Income and Short       0.25%
Intermediate Fixed-Income*
Mortgage Securities                       0.25% of the first $100,000,000
                                          0.20% of the next $100,000,000
                                          0.15% above $200,000,000
------------------------------
*Prior to May 18, 2008, the Money Manager Fee was 0.15%.

On pages 73 and 74, the section OTHER ACCOUNTS MANAGED for the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Funds are restated in its entirety as follows:

INTERMEDIATE FIXED-INCOME FUND AND SHORT-INTERMEDIATE FIXED-INCOME FUND

OTHER ACCOUNTS MANAGED. PIMCO's fixed income portfolio group works on a team or consensus basis, so all accounts with similar objectives will have similar structures. The group's structure can best be described as a hub and spoke system, with seven senior generalist portfolio managers being the hub, receiving input from many specialists. The sector specialists relay information, provide strategic ideas and trading strategies and assist with execution. One generalist is assigned to each of PIMCO's accounts. Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the Funds. The portfolio manager manages other investment companies and/or investment accounts in addition to the Funds. The following table shows, as of December 31, 2007, the number of accounts managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

                        NUMBER OF ACCOUNTS     TOTAL ASSETS OF      NUMBER OF PAYING A   TOTAL ASSETS OF
                        MANAGED               ACCOUNTS             PERFORMANCE FEE       ACCOUNTS PAYING A
                                                                                         PERFORMANCE FEE

----------------------- --------------------- -------------------- --------------------- --------------------
Registered Investment   13                    $3,251MM              0                    0
Companies
----------------------- --------------------- -------------------- --------------------- --------------------
Other Pooled            13                    $7,374MM              0                    0
Investment
----------------------- --------------------- -------------------- --------------------- --------------------
Other Accounts          95                    $30,110MM            3                     $403MM
----------------------- --------------------- -------------------- --------------------- --------------------

As of December 31, 2007, the portfolio manager beneficially owned no shares of the Funds.

POSSIBLE CONFLICTS OF INTEREST. From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

Compensation: PIMCO believes in maintaining competitive compensation packages as a means of attracting and retaining highly qualified people. All professionals, including those directly involved in the fixed income group, receive competitive base salaries that reflect their experience and expertise. In addition, professionals are entitled to receive bonuses that are typically in excess of 100% of their salary for seasoned professionals who attain certain predetermined objectives. Objectives are specific to a person's function in the firm and are mutually agreed upon by each professional and their manager.

PIMCO's reputation as one of the premier fixed income money managers helps us attract and retain top talent globally. The opportunity to work with industry leaders is also attractive. PIMCO challenges employees and rewards them for their contributions and impact, not just their tenure with the firm. As professionals show promise in different areas, they are encouraged to pursue their interests and add value to the firm.

In addition to providing a dynamic work environment, PIMCO offers competitive total cash compensation (base pay plus annual bonus) and benefits package, mixing short and long-term incentives, which encourages employees to remain at the firm.

Profit Sharing Plan - All key investment professionals share a defined percentage of PIMCO's overall profits. This compensation pool functions as a collective equity stake (owned by senior PIMCO professionals) and is the primary equity-like interest for key investment professionals. The division of this profit pool is determined by PIMCO's compensation committees after a comprehensive review and evaluation process.

LTIP Pool (Long-Term Incentive Plan) - Senior investment professionals who are not Managing Directors are eligible to participate in a Long Term Incentive Plan. The Plan provides cash awards that appreciate or depreciate based upon the performance of PIMCO and the other businesses managed and owned by PIMCO's parent Allianz over a three-year period. Payment is contingent upon continued employment at PIMCO.

Phantom Equity Pool - The acquisition of PIMCO by the Allianz Group in 2000 included an opportunity to purchase equity in PIMCO. This opportunity was shared by Managing Directors of PIMCO through 2004, and has since been allocated to new Executive Vice Presidents and Managing Directors. Allianz is repurchasing these equity interests over time.

A significant pool of these interests remains to be purchased by senior PIMCO executives (to be identified in the future by the PIMCO compensation committee). The equity program will run through at least 2013, although the final date is not yet determined. We are currently working on a supplement to the existing phantom equity program.